Debentures - Additional Information (Detail) R$ in Thousands, $ in Millions					12 Months Ended
	Dec. 21, 2017 BRL (R$) Installment	Dec. 07, 2017 USD ($)	Aug. 10, 2017 USD ($)	Dec. 14, 2012 BRL (R$) Debenture Installment	Dec. 31, 2018 BRL (R$)	Dec. 21, 2018	Dec. 31, 2017 BRL (R$)	Dec. 21, 2017 Installment	Dec. 31, 2012	Jun. 27, 2011 BRL (R$) Debenture
Disclosure of detailed information about borrowings [line items]
Repayment							R$ (365,967)
Discount							91,492
Minimum Debt Service Coverage Ratio					The Debt Service Coverage Ratio shall be equal to or greater than 1.2x if the Net Debt / EBITDA ratio is greater than 2.8x and shall be equal to or greater than 1.0x if the ratio of Net Debt / EBITDA is equal to or lower than 2.8x.
Maximum [Member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Percentage of Net Debt to EBITDA						400.00%
Maximum [Member] | December 31, 2019 and subsequent fiscal years [member]
Disclosure of detailed information about borrowings [line items]
Percentage of Net Debt to EBITDA						350.00%
Maximum [Member] | Later than one year and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Percentage of Net Debt to EBITDA					300.00%
First issue unsecured subordinated debentures [member]
Disclosure of detailed information about borrowings [line items]
Number of debentures issued | Debenture										2,720
Face value of debentures										R$ 250
Interest rate basis	2.00%				2.00%			2.00%	2.95%
Accelerated maturity clause for payment of dividends and interest on equity in excess of					R$ 45,000
Accelerated maturity clause maximum amount of assets disposed of or given in guarantee					R$ 25,000
Prepayment of debentures | $			$ 200
Repayment	R$ 199,086						(199,086)
Discount	R$ 49,772						49,772
Discount rate added to prepaid amounts	25.00%							25.00%
Maturity period	8 years
Number of installments, repayment of principal | Installment	11							11
Grace period for payment of principal	3 years
Grace period for payment of interest	2 years
Interest accrued period	18 months
Percentage of discount effective interest rate								Below a 10%
First issue unsecured subordinated debentures [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Prepayment of debentures | $		$ 100
First issue unsecured subordinated debentures [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Prepayment of debentures | $		$ 200
Second issue unsecured subordinated debentures [member]
Disclosure of detailed information about borrowings [line items]
Number of debentures issued | Debenture				2,600
Face value of debentures				R$ 250
Interest rate basis	2.00%			2.60%	2.00%			2.00%
Accelerated maturity clause for payment of dividends and interest on equity in excess of					R$ 30,000
Accelerated maturity clause maximum amount of assets disposed of or given in guarantee					R$ 100,000
Repayment	R$ 166,881						(166,881)
Discount	R$ 41,720						R$ 41,720
Discount rate added to prepaid amounts	25.00%							25.00%
Maturity period	8 years			P5Y
Number of installments, repayment of principal | Installment	11			7				11
Grace period for payment of principal	3 years
Grace period for payment of interest	2 years
Interest accrued period	18 months
Percentage of discount effective interest rate	Below a 10%
Number of debentures authorized | Debenture				3,000